WARRANTS	12 Months Ended
Jun. 30, 2020
Warrants
WARRANTS
	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2018	6,650,000	$0.54	1.37
Issued	3,725,000	1.69	1.65
Exercised	(750,000)	0.15	0.00
Forfeited	(1,000,000)	2.00	0.00
Expired	(250,000)	0.10	0.00
June 30, 2019	8,375,000	0.93	1.05
Issued	8,424,500	0.33	2.23
Forfeited	(750,000)	2.00	0.00
Expired	(5,800,000)	0.62	0.00
June 30, 2020	10,249,500	$0.53	2.00

a)	On November 1, 2017 and in connection to a consulting agreement with a director and officer of the Company, the Company issued warrants for the purchase of 3,000,000 common shares of the Company exercisable until October 31, 2019 at an exercise price of $0.10 per share. On issuance, warrants for the purchase of 1,000,000 common shares vested immediately and the remaining 2,000,000 vested during the three months ended June 30, 2018. The warrants were not exercised as of October 31, 2019 and expired.

The fair value of these issued warrants of $261,401 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	2 years
Estimated volatility in the market price of the common shares	214%
Dividend yield	Nil

For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 - $nil, June 30, 2018 – $261,401) of the fair value of the warrants as share based compensation.

b)	On November 1, 2017 and in connection to a consulting agreement, the Company issued warrants for the purchase of 750,000 common shares of the Company exercisable until April 30, 2019 at an exercise price of $0.15 per share. On issuance, warrants for the purchase of 250,000 common shares vested immediately and the remaining 500,000 vested during the three months ended June 30, 2018. On April 30, 2019, the warrants were exercised.

The fair value of these issued warrants of $44,087 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 - $Nil, June 30, 2018 – $44,087) of the fair value of the warrants as share based compensation.

c)	On November 1, 2017 and in connection to a consulting agreement, the Company issued warrants for the purchase of 250,000 common shares of the Company exercisable until April 30, 2019 at an exercise price of $0.10 per share, such warrants vesting upon the consultant meeting certain deliverables as set forth in the consulting agreement. On April 30, 2019, the deliverables were not met and the warrants expired.

The fair value of these issued warrants of $16,499 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 - $nil, June 30, 2018 – $4,125) of the fair value of the warrants as share based compensation.

d)	On March 9, 2018 and in connection to a consulting agreement with a director and officer of the Company, the Company issued warrants for the purchase of 1,500,000 common shares of the Company exercisable until March 8, 2020 at an exercise price of $1.15 per share, such warrants vesting immediately upon issuance. The warrants were not exercised as of March 8, 2020 and expired.

The fair value of these issued warrants of $1,336,934 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 -$nil, June 30, 2018 – $1,336,934) of the fair value of the warrants as share based compensation.

e)	On March 9, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 750,000 common shares of the Company exercisable until March 8, 2020 at an exercise price of $1.15 per share, such warrants vesting upon the consultant meeting certain deliverables as set forth in the consulting agreement. As at March 8, 2020, the deliverables were not met and warrants expired.

The fair value of these issued warrants of $668,467 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 - $nil, June 30, 2018 – $501,350) of the fair value of the warrants as share based compensation.

f)	On March 15, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 400,000 common shares of the Company exercisable until September 14, 2019 at an exercise price of $1.45 per share, such warrants vesting upon the consultant meeting certain deliverables as set forth in the consulting agreement. As at September 14, 2019, the deliverables were not met and warrants expired.

The fair value of these issued warrants of $324,775 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.42
Risk-free interest rate	1.75%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	129%
Dividend yield	Nil

For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 - $nil, June 30, 2018 – $121,791) of the fair value of the warrants as share based compensation.

g)	On October 1, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 250,000 common shares of the Company exercisable until September 30, 2020 at an exercise price of $1.50 per share. Of these issued warrants, 100,000 vested immediately upon issuance while the remaining 150,000 warrants shall vest in six equal tranches of 25,000 warrants every three months from the date of issuance.

The fair value of these issued warrants of $207,833 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.35
Risk-free interest rate	2.27%
Expected life	2 years
Estimated volatility in the market price of the common shares	126%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $23,901 (June 30, 2019 – $183,932) of these fair value of the warrants as share based compensation.

h)	On October 15, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 250,000 common shares of the Company exercisable until October 14, 2020 at an exercise price of $2.00 per share. The warrants shall vest in four equal tranches of 62,500 warrants every three months from the date of issuance.

The fair value of these issued warrants of $131,421 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.05
Risk-free interest rate	2.25%
Expected life	2 years
Estimated volatility in the market price of the common shares	124%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $11,467 (June 30, 2019 – $119,954) of these fair value of the warrants as share based compensation.

i)	On October 31, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 1,000,000 common shares of the Company exercisable until October 30, 2022 at a price of $2.00 per share. The warrants shall vest in equal tranches of 250,000 every six months from the date of issuance.

The fair value of these issued warrants of $1,251,625 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215%
Dividend yield	Nil

During the year ended June 30, 2020, 750,000 of the 1,000,000 warrants previously issued to the consultant were forfeited. As a result, the Company reversed $451,976 of the previously recorded share based compensation expense during the year ended June 30, 2020 (June 30, 2019 – expense of $764,874).

j)	On October 31, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 1,000,000 common shares of the Company exercisable until October 30, 2022 at a price of $2.00 per share. The warrants shall vest in equal tranches of 250,000 every six months from the date of issuance.

The fair value of these issued warrants of $1,251,625 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215%
Dividend yield	Nil

On February 15, 2019, all 1,000,000 warrants previously issued to the consultant were forfeited. As a result, the Company reversed the previously recorded share based compensation expense during the year ended June 30, 2019. For the year ended June 30, 2020, the Company expensed $nil (June 30, 2019 – $nil) of the fair value of these warrants as share based compensation.

k)	On December 1, 2018 and in connection to a consulting agreement, the Company issued warrants for the purchase of 250,000 common shares of the Company exercisable until November 30, 2020 at a price of $1.50 per share. Of these issued warrants, 100,000 vested immediately upon issuance while the remaining 150,000 warrants shall vest in three equal tranches of 50,000 warrants every three months from the date of issuance.

The fair value of these issued warrants of $138,853 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.06
Risk-free interest rate	2.14%
Expected life	2 years
Estimated volatility in the market price of the common shares	116%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $6,171 (June 30, 2019 – $132,682) of the fair value of these warrants as share based compensation.

l)	On February 1, 2019 and in connection to a consulting agreement, the Company issued warrants for the purchase of 325,000 common shares of the Company exercisable until January 31, 2022 at a price of $1.00 per share. Of these issued warrants, 81,250 vested immediately while the remaining 243,750 warrants shall vest in three equal tranches of 81,250 warrants every three months from the date of issuance.

The fair value of these issued warrants of $250,793 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.95
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	152%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $38,316 (June 30, 2019 – $212,477) of the fair value of these warrants as share based compensation.

m)	On February 25, 2020 and in connection to a consulting agreement, the Company issued warrants for the purchase of 3,000,000 common shares of the Company exercisable until February 23, 2023 at a price of $0.25 per share. Of these issued warrants, 500,000 vested immediately and the remainder shall vest over time as certain acquisition and duration milestones are met.

The fair value of these issued warrants of $389,390 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.19
Risk-free interest rate	1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	124%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $338,914 of the fair value of these warrants as share based compensation.

n)	On April 1, 2020 and in connection to a consulting agreement, the Company issued warrants for the purchase of 540,000 common shares of the Company exercisable until March 31, 2023 at a price of $0.30 per share. These warrants vest in equal tranches of 30,000 each month from the date of issuance.

The fair value of these issued warrants of $78,427 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.225
Risk-free interest rate	0.53%
Expected life	3 years
Estimated volatility in the market price of the common shares	117%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $34,793 of the fair value of these warrants as share based compensation.

o)	On April 1, 2020 and in connection to a consulting agreement, the Company issued warrants for the purchase of 1,000,000 common shares of the Company exercisable until March 31, 2023 at a price of $0.30 per share. Of these issued warrants, 250,000 vested immediately while the remaining 750,000 warrants shall vest in three equal tranches of 250,000 warrants every three months from the date of issuance.

The fair value of these issued warrants of $145,235 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.225
Risk-free interest rate	0.53%
Expected life	3 years
Estimated volatility in the market price of the common shares	117%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $102,875 of the fair value of these warrants as share based compensation.

p)	On April 15, 2020, and in connection to a consulting agreement, the Company issued warrants for the purchase of 1,000,000 common shares of the Company exercisable until April 14, 2022 at a price of $0.35 per share. Of these issued warrants, 250,000 vested immediately while the remaining 750,000 warrants shall vest in three equal tranches of 250,000 warrants every six months from the date of issuance.

The fair value of these issued warrants of $169,849 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.30
Risk-free interest rate	0.42%
Expected life	2 years
Estimated volatility in the market price of the common shares	118%
Dividend yield	Nil

For the year ended June 30, 2020 the Company expensed $74,899 of the fair value of these warrants as share based compensation.

q)	On February 1, 2019 and in connection with the Promissory Note A, the Company issued warrants for the purchase of 150,000 common shares of the Company exercisable until January 31, 2020 at a price of $1.00 per share. The fair value of these issued warrants of $4,283 was determined by the residual method as noted in Note 15. For the year ended June 30, 2019, $4,283 (June 30, 2018 – $nil) of the fair value of the warrants was included in contributed surplus.

r)	On March 13, 2019 and in connection with the private placement of Debenture Units of Series A-1, the Company issued warrants for the purchase of 300,000 common shares of the Company exercisable until March 12, 2021 at a price of $1.20 per share. The fair value of these issued warrants of $29,063 was determined by the residual method as noted in Note 17. For the year ended June 30, 2019, $29,063 (June 30, 2018 – $nil) of the fair value of the warrants was included in contributed surplus.

s)	On June 19, 2019 and in connection with the Promissory Note C, the Company issued warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $1.00 per share. The fair value of these issued warrants of $14,367 was determined by the residual method as noted in Note 15. For the year ended June 30, 2019, $14,367 (June 30, 2018 – $nil) of the fair value of the warrants was included in contributed surplus.

t)	On August 14, 2019 and in connection with the private placement of Debenture Units of Series A-2, the Company issued warrants for the purchase of 356,500 common shares of the Company exercisable until August 13, 2020 at a price of $1.20 per share. The fair value of these issued warrants of $33,816 was determined by the residual method as noted in Note 17. For the year ended June 30, 2020, $33,816 (June 30, 2019 – $nil) of the fair value of the warrants was included in contributed surplus.

u)	On December 16, 2019 and in connection with the amendment of Promissory Note C, the Company issued warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $0.30 per share. The fair value of these issued warrants of $8,995 was determined by the residual method as noted in Note 15. For the year ended June 30, 2020, $8,995 (June 30, 2019 – $nil) of the fair value of the warrants was included in contributed surplus.

v)	On April 24, 2020 and in connection with the private placement of Debenture Units of Series A-3, the Company issued warrants for the purchase of 2,328,000 common shares of the Company exercisable until April 23, 2022 at a price of $0.30 per share. The fair value of these issued warrants of $415,010 was determined by the relative fair value method as noted in Note 17. For the year ended June 30, 2020, $415,010 (June 30, 2019 – $nil) of the fair value of the warrants was included in contributed surplus.

During the year ended June 30, 2020 the Company expensed $631,335 in the fair value of warrants as a result of the issuances which have been recorded as share based compensation and reversed $451,976 of stock based compensation expense as a result of forfeitures (June 30, 2019 – $1,413,919).